Equity and Net Loss Per Share (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 06, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity and Net Loss Per Share [Line Items]
Preferred stock par value (in Dollars per share)		$ 0.0001
Shares issued		12,000,000
Dividends per share (in Dollars per share)		$ 10
Common stock exceeds amount (in Dollars)		$ 14.3
Warrant exercisable (in Dollars per share)			$ 1.034999
Shares of preferred stock		30,000,000
Common Stock [Member]
Equity and Net Loss Per Share [Line Items]
Common stock shares authorized		650,000,000
Class A Common Stock [Member]
Equity and Net Loss Per Share [Line Items]
Common stock shares authorized		500,000,000	500,000,000	500,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Shares issued		1,937,500	1,937,500
Preferred Stock Converted shares	596,671
Warrant exercisable (in Dollars per share)	$ 1.034999
Class B Common Stock [Member]
Equity and Net Loss Per Share [Line Items]
Common stock shares authorized		150,000,000	150,000,000	150,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock par value (in Dollars per share)		30,000,000
Preferred Stock no par value (in Dollars per share)		$ 0.0001
Shares issued		75,562,500	75,562,500
Series A Preferred Stock [Member]
Equity and Net Loss Per Share [Line Items]
Shares issued	656,415	656,415
Designated cumulative convertible preferred stock percentage		8.00%
Percentage of dividends		8.00%
Series A Cumulative Convertible Preferred Stock [Member]
Equity and Net Loss Per Share [Line Items]
Dividends per share (in Dollars per share)		$ 11